Net Income (Loss) Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,092,873	2,471,424	2,715,852
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	20,932,836
Restricted Stock Member
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	0